Shareholder Fees - INVESCO S&P 500 INDEX FUND - CLASS R	Aug. 27, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%